Schedule of Investments(a)
May 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–87.95%
Advertising–0.12%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$92,017
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	132,000	132,533
		224,550
Aerospace & Defense–1.66%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	200,000	203,810
5.50%, 03/26/2054(b)	200,000	192,385
Boeing Co. (The),
6.30%, 05/01/2029	33,000	34,719
6.53%, 05/01/2034	63,000	67,269
5.81%, 05/01/2050	161,000	150,870
5.93%, 05/01/2060	219,000	202,933
General Dynamics Corp., 4.95%, 08/15/2035	75,000	73,823
Hexcel Corp., 5.88%, 02/26/2035	18,000	17,978
Howmet Aerospace, Inc., 4.85%, 10/15/2031	16,000	16,015
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	32,000	32,515
5.75%, 01/15/2035	101,000	102,294
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	41,000	41,568
5.60%, 07/31/2053	45,000	42,880
Lockheed Martin Corp.,
4.45%, 05/15/2028	28,000	28,229
4.75%, 02/15/2034	99,000	97,297
4.80%, 08/15/2034	5,000	4,910
4.15%, 06/15/2053	37,000	28,618
4.30%, 06/15/2062	47,000	35,992
5.90%, 11/15/2063	72,000	72,967
Northrop Grumman Corp., 4.95%, 03/15/2053	34,000	29,853
RTX Corp.,
5.75%, 01/15/2029	71,000	74,026
6.00%, 03/15/2031	35,000	37,188
5.15%, 02/27/2033	146,000	147,046
6.10%, 03/15/2034	119,000	126,827
6.40%, 03/15/2054	86,000	91,803
TransDigm, Inc.,
6.75%, 08/15/2028(b)	174,000	177,237
6.38%, 03/01/2029(b)	235,000	239,123
6.88%, 12/15/2030(b)	90,000	92,875
7.13%, 12/01/2031(b)	44,000	45,571
6.00%, 01/15/2033(b)	89,000	88,131
6.38%, 05/31/2033(b)	459,000	454,640
		3,051,392
Agricultural & Farm Machinery–0.26%
AGCO Corp.,
5.45%, 03/21/2027	17,000	17,143
5.80%, 03/21/2034	95,000	95,310
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
CNH Industrial Capital LLC, 4.75%, 03/21/2028	$73,000	$73,163
John Deere Capital Corp.,
4.70%, 06/10/2030	134,000	135,260
5.10%, 04/11/2034	149,000	149,880
		470,756
Agricultural Products & Services–0.03%
Cargill, Inc., 4.75%, 04/24/2033(b)	53,000	52,076
Air Freight & Logistics–0.60%
GXO Logistics, Inc.,
6.25%, 05/06/2029	94,000	96,287
6.50%, 05/06/2034	108,000	110,490
United Parcel Service, Inc.,
4.65%, 10/15/2030	125,000	125,499
5.15%, 05/22/2034	102,000	103,006
5.25%, 05/14/2035	118,000	117,968
5.50%, 05/22/2054	176,000	166,081
5.95%, 05/14/2055	171,000	170,296
5.60%, 05/22/2064	80,000	74,511
6.05%, 05/14/2065	148,000	147,220
		1,111,358
Alternative Carriers–0.06%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	18,000	18,483
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	88,000	91,650
		110,133
Application Software–0.42%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	50,000	48,636
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	102,000	94,428
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	65,000	64,981
8.25%, 06/30/2032(b)	26,000	27,365
Fair Isaac Corp., 6.00%, 05/15/2033(b)	153,000	153,094
Intuit, Inc., 5.20%, 09/15/2033	154,000	157,581
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	99,000	98,951
6.50%, 06/01/2032(b)	77,000	79,121
Synopsys, Inc., 5.70%, 04/01/2055	49,000	46,812
		770,969
Asset Management & Custody Banks–1.93%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	289,000	284,114
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	92,000	95,906
4.50%, 05/13/2032	34,000	33,337
5.15%, 05/15/2033	176,000	177,602
5.20%, 04/15/2035	294,000	291,542
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Ares Capital Corp.,
5.88%, 03/01/2029	$4,000	$4,055
5.50%, 09/01/2030	276,000	273,910
5.80%, 03/08/2032	3,000	2,958
Ares Strategic Income Fund,
5.70%, 03/15/2028	143,000	143,271
6.20%, 03/21/2032	4,000	3,971
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	5,000	5,054
4.54%, 02/01/2029(c)	61,000	61,246
5.06%, 07/22/2032(c)	112,000	113,248
5.83%, 10/25/2033(c)	80,000	83,750
Series J, 4.97%, 04/26/2034(c)	84,000	83,149
BlackRock, Inc., 4.75%, 05/25/2033	161,000	161,308
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	150,000	142,644
5.88%, 11/15/2027	78,000	79,347
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	249,000	252,320
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	15,000	14,023
Citadel L.P.,
6.00%, 01/23/2030(b)	20,000	20,482
6.38%, 01/23/2032(b)	45,000	46,494
State Street Corp.,
5.29% (SOFR + 0.95%), 04/24/2028(d)	2,000	2,011
4.73%, 02/28/2030	256,000	257,653
4.83%, 04/24/2030	155,000	156,375
6.12%, 11/21/2034(c)	136,000	142,209
5.15%, 02/28/2036(c)	296,000	294,478
6.45%(c)(e)	331,000	330,769
		3,557,226
Automobile Manufacturers–1.36%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	6,000	5,903
3.75%, 01/30/2031(b)	408,000	370,685
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	335,000	338,897
7.35%, 11/04/2027	7,000	7,207
5.92%, 03/20/2028	200,000	200,460
7.20%, 06/10/2030	135,000	140,197
Hyundai Capital America,
5.50%, 03/30/2026(b)	48,000	48,268
5.00%, 01/07/2028(b)	246,000	246,322
5.60%, 03/30/2028(b)	4,000	4,074
5.35%, 03/19/2029(b)	2,000	2,020
5.30%, 01/08/2030(b)	106,000	107,314
Mercedes-Benz Finance North America LLC (Germany),
5.00%, 01/11/2034(b)	150,000	146,754
5.13%, 08/01/2034(b)	214,000	210,549
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	3,000	3,008
5.35%, 01/09/2035	112,000	113,266
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	255,000	256,529
5.60%, 03/22/2034(b)	300,000	296,710
		2,498,163
Principal Amount		Value
Automotive Parts & Equipment–0.86%
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$168,000	$171,235
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	88,000	92,522
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	71,000	71,441
5.00%, 02/15/2029(b)	61,000	62,102
4.90%, 05/01/2033(b)	169,000	166,936
Forvia SE (France), 8.00%, 06/15/2030(b)	68,000	69,168
Magna International, Inc. (Canada), 5.88%, 06/01/2035	38,000	38,305
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	144,000	135,783
PHINIA, Inc.,
6.75%, 04/15/2029(b)	40,000	40,934
6.63%, 10/15/2032(b)	52,000	51,742
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	189,000	187,475
7.13%, 04/14/2030(b)	168,000	162,125
6.75%, 04/23/2030(b)	106,000	100,772
6.88%, 04/23/2032(b)	247,000	226,777
		1,577,317
Automotive Retail–0.59%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	73,000	74,273
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	71,000	67,557
AutoZone, Inc.,
4.75%, 08/01/2032	58,000	56,878
5.20%, 08/01/2033	97,000	97,282
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(f)	84,000	97,491
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	98,000	93,992
6.38%, 01/15/2030(b)	92,000	93,865
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	49,000	47,242
8.25%, 08/01/2031(b)	88,000	93,372
Lithia Motors, Inc.,
4.63%, 12/15/2027(b)	94,000	92,792
4.38%, 01/15/2031(b)	101,000	94,729
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	179,000	174,789
		1,084,262
Biotechnology–0.37%
AbbVie, Inc., 5.50%, 03/15/2064	155,000	147,134
Amgen, Inc.,
5.25%, 03/02/2030	30,000	30,767
5.75%, 03/02/2063	328,000	310,325
Gilead Sciences, Inc.,
5.25%, 10/15/2033	130,000	132,422
5.55%, 10/15/2053	58,000	55,654
		676,302
Broadcasting–0.12%
Gray Media, Inc., 10.50%, 07/15/2029(b)	17,000	18,094
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Broadcasting–(continued)
Paramount Global,
5.85%, 09/01/2043	$74,000	$63,436
4.95%, 05/19/2050	74,000	55,805
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	73,000	73,047
7.38%, 06/30/2030(b)	19,000	17,775
		228,157
Broadline Retail–0.19%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	200,000	201,629
Kohl’s Corp.,
10.00%, 06/01/2030(b)	8,000	8,223
5.13%, 05/01/2031	59,000	37,823
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	7,000	6,495
6.70%, 07/15/2034(b)	104,000	88,026
		342,196
Building Products–0.28%
Carrier Global Corp., 5.90%, 03/15/2034	28,000	29,428
Holcim Finance US LLC (Switzerland),
4.70%, 04/07/2028(b)	169,000	169,914
4.95%, 04/07/2030(b)	44,000	44,307
5.40%, 04/07/2035(b)	184,000	183,416
Lennox International, Inc., 5.50%, 09/15/2028	85,000	87,324
		514,389
Cable & Satellite–1.09%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	122,000	120,818
5.38%, 06/01/2029(b)	58,000	57,235
6.38%, 09/01/2029(b)	66,000	66,936
7.38%, 03/01/2031(b)	110,000	113,919
4.75%, 02/01/2032(b)	38,000	35,202
4.50%, 05/01/2032	169,000	153,937
4.25%, 01/15/2034(b)	110,000	95,033
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	208,000	218,729
5.75%, 04/01/2048	119,000	104,494
Comcast Corp.,
5.50%, 11/15/2032	160,000	165,911
6.05%, 05/15/2055	367,000	366,510
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	47,000	46,296
10.00%, 02/15/2031(b)	47,000	45,779
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	18,000	18,025
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	93,000	92,096
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032(b)	100,000	114,680
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	194,694
		2,010,294
Principal Amount		Value
Cargo Ground Transportation–0.12%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	$14,000	$14,122
5.35%, 01/12/2027(b)	5,000	5,041
4.40%, 07/01/2027(b)	15,000	14,920
5.70%, 02/01/2028(b)	53,000	54,304
5.55%, 05/01/2028(b)	72,000	73,604
Ryder System, Inc., 4.90%, 12/01/2029	53,000	53,069
		215,060
Casinos & Gaming–0.15%
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	180,860
Viking Cruises Ltd., 7.00%, 02/15/2029(b)	91,000	91,700
		272,560
Commercial & Residential Mortgage Finance–0.43%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	12,000	11,618
6.25%, 04/15/2028(b)	7,000	7,242
6.75%, 10/25/2028(b)	104,000	109,902
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	90,000	91,732
7.13%, 02/01/2032(b)	87,000	90,657
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	242,000	247,882
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	49,000	46,555
Radian Group, Inc., 6.20%, 05/15/2029	71,000	73,123
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	23,258
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	91,000	92,228
		794,197
Commodity Chemicals–0.12%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	215,000	221,455
Computer & Electronics Retail–0.31%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	84,000	84,793
5.50%, 04/01/2035	412,000	406,790
Leidos, Inc., 5.75%, 03/15/2033	82,000	84,287
		575,870
Construction Machinery & Heavy Transportation Equipment– 0.75%
Caterpillar, Inc.,
5.20%, 05/15/2035	120,000	120,476
5.50%, 05/15/2055	27,000	26,359
Cummins, Inc.,
4.70%, 02/15/2031	411,000	409,725
5.30%, 05/09/2035	349,000	348,709
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	135,000	136,345
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	$108,000	$108,630
5.50%, 05/29/2035	223,000	223,551
		1,373,795
Consumer Electronics–0.06%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	102,411
Consumer Finance–1.24%
American Express Co.,
5.65%, 04/23/2027(c)	4,000	4,037
4.73%, 04/25/2029(c)	4,000	4,023
5.60% (SOFR + 1.26%), 04/25/2029(d)	251,000	252,832
5.53%, 04/25/2030(c)	126,000	130,229
5.02%, 04/25/2031(c)	352,000	356,087
5.44%, 01/30/2036(c)	174,000	175,214
5.67%, 04/25/2036(c)	234,000	239,021
Capital One Financial Corp., 7.15%, 10/29/2027(c)	57,000	58,822
EZCORP, Inc., 7.38%, 04/01/2032(b)	177,000	184,124
FirstCash, Inc.,
5.63%, 01/01/2030(b)	46,000	45,715
6.88%, 03/01/2032(b)	380,000	389,978
Navient Corp., 5.00%, 03/15/2027	100,000	99,046
OneMain Finance Corp.,
6.63%, 05/15/2029	57,000	57,707
4.00%, 09/15/2030	26,000	23,419
6.75%, 03/15/2032	45,000	44,784
7.13%, 09/15/2032	209,000	210,562
		2,275,600
Consumer Staples Merchandise Retail–0.26%
Dollar General Corp.,
5.00%, 11/01/2032	29,000	28,535
5.50%, 11/01/2052	103,000	91,341
Target Corp., 5.00%, 04/15/2035	186,000	182,907
Walmart, Inc.,
4.35%, 04/28/2030	99,000	99,395
4.90%, 04/28/2035	4,000	4,002
4.50%, 09/09/2052	85,000	73,126
		479,306
Copper–0.01%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	13,000	12,881
Data Processing & Outsourced Services–0.06%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/2033(b)	100,000	116,800
Distillers & Vintners–0.04%
Brown-Forman Corp., 4.75%, 04/15/2033	27,000	26,738
Constellation Brands, Inc.,
4.80%, 05/01/2030	24,000	23,987
4.90%, 05/01/2033	21,000	20,565
		71,290
Principal Amount		Value
Distributors–0.27%
Genuine Parts Co.,
6.50%, 11/01/2028	$184,000	$194,624
4.95%, 08/15/2029	121,000	122,128
6.88%, 11/01/2033	169,000	185,227
		501,979
Diversified Banks–16.15%
Africa Finance Corp. (Supranational),
4.38%, 04/17/2026(b)	1,080,000	1,068,529
7.50%(b)(c)(e)	310,000	303,683
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	333,000	358,566
5.20%, 09/30/2035(b)(c)	680,000	660,344
6.75%(b)(c)(e)	784,000	791,145
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(e)	14,000	15,401
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	202,468
8.00%(c)(e)	190,476	199,459
9.63%(c)(e)	200,000	220,669
9.63%(c)(e)	200,000	230,458
Bank of America Corp.,
5.17% (SOFR + 0.83%), 01/24/2029(d)	4,000	3,994
4.62%, 05/09/2029(c)	196,000	195,986
5.16%, 01/24/2031(c)	59,000	59,892
5.35% (SOFR + 1.01%), 01/24/2031(d)	116,000	114,958
5.43%, 08/15/2035(c)	224,000	219,565
5.51%, 01/24/2036(c)	315,000	317,607
5.46%, 05/09/2036(c)	301,000	303,111
7.75%, 05/14/2038	650,000	761,348
2.68%, 06/19/2041(c)	17,000	11,861
6.63%(c)(e)	229,000	233,202
Series DD, 6.30%(c)(e)	131,000	132,329
Bank of Montreal (Canada),
7.70%, 05/26/2084(c)	456,000	471,478
7.30%, 11/26/2084(c)	250,000	250,574
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)	256,000	259,461
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	429,000	453,034
8.00%, 01/27/2084(c)	235,000	248,175
Barclays PLC (United Kingdom), 5.37%, 02/25/2031(c)	209,000	210,890
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(c)	200,000	199,722
5.79% (SOFR + 1.43%), 05/09/2029(b)(d)	417,000	420,180
5.09%, 05/09/2031(b)(c)	400,000	400,390
BPCE S.A. (France),
6.29%, 01/14/2036(b)(c)	250,000	259,639
6.92%, 01/14/2046(b)(c)	271,000	277,439
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	412,000	409,972
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.48% (SOFR + 1.14%), 05/07/2028(d)	$370,000	$370,950
5.17%, 02/13/2030(c)	63,000	63,827
4.54%, 09/19/2030(c)	165,000	163,024
4.95%, 05/07/2031(c)	407,000	406,834
5.80% (SOFR + 1.46%), 05/07/2031(d)	9,000	9,045
2.57%, 06/03/2031(c)	17,000	15,234
6.17%, 05/25/2034(c)	207,000	212,182
5.83%, 02/13/2035(c)	249,000	248,452
5.41%, 09/19/2039(c)	227,000	216,737
5.61%, 03/04/2056(c)	433,000	412,821
Series AA, 7.63%(c)(e)	206,000	215,389
Series BB, 7.20%(c)(e)	143,000	147,562
Series DD, 7.00%(c)(e)	166,000	170,788
Series W, 4.00%(c)(e)	147,000	145,863
Comerica, Inc., 5.98%, 01/30/2030(c)	33,000	33,549
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	200,000	205,069
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(c)	250,000	252,283
Fifth Third Bancorp,
6.34%, 07/27/2029(c)	13,000	13,601
4.77%, 07/28/2030(c)	65,000	64,803
4.34%, 04/25/2033(c)	52,000	48,776
HSBC Holdings PLC (United Kingdom),
5.29%, 11/19/2030(c)	290,000	292,987
5.13%, 03/03/2031(c)	200,000	200,583
5.24%, 05/13/2031(c)	253,000	254,207
5.91% (SOFR + 1.57%), 05/13/2031(d)	458,000	460,290
7.40%, 11/13/2034(c)	305,000	336,075
5.79%, 05/13/2036(c)	282,000	284,075
6.88%(c)(e)	216,000	217,905
6.95%(c)(e)	200,000	199,289
7.05%(c)(e)	249,000	249,645
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	200,000	203,938
JPMorgan Chase & Co.,
5.57%, 04/22/2028(c)	4,000	4,075
4.32%, 04/26/2028(c)	4,000	3,984
4.85%, 07/25/2028(c)	61,000	61,320
4.92%, 01/24/2029(c)	2,000	2,018
5.30%, 07/24/2029(c)	4,000	4,082
5.01%, 01/23/2030(c)	63,000	63,763
5.58%, 04/22/2030(c)	80,000	82,603
5.00%, 07/22/2030(c)	142,000	143,360
4.60%, 10/22/2030(c)	153,000	152,139
5.14%, 01/24/2031(c)	126,000	127,995
5.10%, 04/22/2031(c)	188,000	190,774
4.59%, 04/26/2033(c)	71,000	69,240
5.72%, 09/14/2033(c)	184,000	189,282
5.34%, 01/23/2035(c)	78,000	78,509
5.50%, 01/24/2036(c)	177,000	179,166
5.57%, 04/22/2036(c)	174,000	177,098
5.53%, 11/29/2045(c)	209,000	204,811
Series W, 5.59% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	244,000	214,429
Principal Amount		Value
Diversified Banks–(continued)
Series NN, 6.88%(c)(e)	$127,000	$132,739
Series OO, 6.50%(c)(e)	690,000	701,067
KeyBank N.A., 5.85%, 11/15/2027	269,000	275,997
KeyCorp, 2.55%, 10/01/2029	27,000	24,618
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)	344,000	350,524
5.16%, 04/24/2031(c)	206,000	208,931
5.82% (SOFR + 1.48%), 04/24/2031(d)	200,000	203,470
5.41%, 04/19/2034(c)	205,000	207,674
5.43%, 04/17/2035(c)	364,000	365,944
5.57%, 01/16/2036(c)	287,000	291,474
5.62%, 04/24/2036(c)	469,000	476,563
8.20%(c)(e)	222,000	239,917
Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030(c)	200,000	204,175
5.59%, 07/10/2035(c)	325,000	329,543
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	10,000	10,202
5.02%, 01/12/2029(c)	167,000	168,724
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)	494,000	499,788
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	335,000	341,860
Nordea Bank Abp (Finland), 6.30%(b)(c)(e)	200,000	193,820
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	115,000	118,353
4.63%, 06/06/2033(c)	7,000	6,655
5.07%, 01/24/2034(c)	95,000	93,898
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	3,000	3,055
7.50%, 05/02/2084(c)	414,000	431,426
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(c)	109,000	112,219
5.01%, 10/15/2030(b)(c)	200,000	199,938
5.24%, 05/13/2031(b)(c)	200,000	200,652
6.02% (SOFR + 1.68%), 05/13/2031(b)(d)	200,000	202,214
7.75%(b)(c)(e)	194,000	200,409
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)	165,000	163,047
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.20%, 03/07/2029(b)	206,000	210,076
5.35%, 03/07/2034(b)	200,000	201,966
Synovus Bank, 5.63%, 02/15/2028	896,000	899,690
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	4,000	4,017
8.13%, 10/31/2082(c)	349,000	366,391
7.25%, 07/31/2084(c)	315,000	322,598
U.S. Bancorp, 5.78%, 06/12/2029(c)	93,000	96,027
UBS AG (Switzerland), 5.65%, 09/11/2028	6,000	6,226
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	$4,000	$4,075
5.71% (SOFR + 1.37%), 04/23/2029(d)	206,000	207,415
5.57%, 07/25/2029(c)	64,000	65,667
5.20%, 01/23/2030(c)	73,000	74,208
5.15%, 04/23/2031(c)	338,000	342,156
5.39%, 04/24/2034(c)	69,000	69,317
5.56%, 07/25/2034(c)	40,000	40,525
5.50%, 01/23/2035(c)	135,000	135,812
5.61%, 04/23/2036(c)	453,000	458,464
5.38%, 11/02/2043	503,000	463,965
6.85%(c)(e)	151,000	155,568
7.63%(c)(e)	116,000	123,858
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(c)	14,000	13,980
5.62%, 11/20/2035(c)	158,000	156,904
		29,707,761
Diversified Capital Markets–0.95%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	305,000	300,058
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(e)(g)(h)	268,000	16,080
5.25%(b)(c)(e)(g)(h)	248,000	14,880
Deutsche Bank AG (Germany), 5.30%, 05/09/2031(c)	174,000	174,282
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	2,000	2,022
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	256,000	257,369
4.75%, 05/12/2028(b)(c)	303,000	303,470
5.58%, 05/09/2036(b)(c)	200,000	200,212
4.38%(b)(c)(e)	258,000	226,775
7.13%(b)(c)(e)	250,000	245,932
		1,741,080
Diversified Financial Services–2.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(c)	150,000	153,958
6.50%, 01/31/2056(c)	280,000	276,690
Apollo Debt Solutions BDC, 6.55%, 03/15/2032(b)	3,000	3,032
Apollo Global Management, Inc., 6.38%, 11/15/2033	126,000	135,286
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	133,000	132,680
6.38%, 05/04/2028(b)	124,000	128,401
5.75%, 03/01/2029(b)	4,000	4,074
5.75%, 11/15/2029(b)	4,000	4,070
5.15%, 01/15/2030(b)	5,000	4,985
BlackRock Funding, Inc., 4.90%, 01/08/2035	66,000	65,791
Corebridge Financial, Inc.,
6.05%, 09/15/2033	142,000	147,304
5.75%, 01/15/2034	155,000	157,958
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	46,000	45,467
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	178,000	181,772
Principal Amount		Value
Diversified Financial Services–(continued)
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	$646,000	$626,670
Jackson Financial, Inc., 5.67%, 06/08/2032	15,000	14,999
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	143,000	137,851
7.13%, 04/30/2031(b)	74,000	77,351
6.13%, 11/01/2032(b)	305,000	305,720
6.75%, 05/01/2033(b)	216,000	221,661
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	163,000	173,195
8.25%, 05/15/2030(b)	242,000	247,895
LPL Holdings, Inc.,
5.70%, 05/20/2027	105,000	106,788
5.20%, 03/15/2030	253,000	254,254
5.15%, 06/15/2030	154,000	154,407
5.65%, 03/15/2035	328,000	323,640
5.75%, 06/15/2035	143,000	142,090
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	2,000	2,069
5.15%, 03/17/2030(b)	4,000	3,943
6.50%, 03/26/2031(b)	2,000	2,080
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	345,000	344,921
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	129,000	134,384
		4,715,386
Diversified Metals & Mining–1.11%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	125,000	127,712
5.25%, 09/08/2030	92,000	94,605
5.25%, 09/08/2033	243,000	245,151
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	71,000	71,361
5.37%, 04/04/2029(b)	57,000	58,067
5.19%, 04/01/2030(b)	118,000	119,418
5.63%, 04/04/2034(b)	158,000	158,972
5.67%, 04/01/2035(b)	180,000	180,553
5.89%, 04/04/2054(b)	58,000	55,372
6.14%, 04/01/2055(b)	70,000	68,678
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	93,000	93,306
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	143,000	144,654
5.00%, 03/14/2032	119,000	119,533
5.25%, 03/14/2035	128,000	127,665
5.75%, 03/14/2055	114,000	110,929
5.88%, 03/14/2065	73,000	71,157
Windfall Mining Group, Inc. (South Africa), 5.85%, 05/13/2032(b)	201,000	200,978
		2,048,111
Diversified REITs–0.10%
CubeSmart L.P., 2.50%, 02/15/2032	16,000	13,560
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	101,000	95,655
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified REITs–(continued)
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)	$79,000	$83,859
		193,074
Diversified Support Services–0.42%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	80,000	83,965
5.04%, 03/25/2030(b)	208,000	207,161
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	180,000	184,060
7.75%, 03/15/2031(b)	235,000	246,292
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	99,000	44,798
		766,276
Drug Retail–0.94%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	331,000	332,050
4.88%, 04/21/2033(b)	302,000	296,786
CVS Pass-Through Trust,
6.04%, 12/10/2028	341,897	345,777
5.77%, 01/10/2033(b)	741,744	734,930
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/2044	10,000	9,244
4.10%, 04/15/2050	11,000	9,356
		1,728,143
Electric Utilities–5.37%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	34,000	34,173
Alabama Power Co.,
5.85%, 11/15/2033	33,000	34,719
5.10%, 04/02/2035	37,000	36,751
American Electric Power Co., Inc., 5.20%, 01/15/2029	66,000	67,284
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	97,000	97,689
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)	92,000	91,139
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	74,000	74,484
6.19%, 06/01/2035(b)	245,000	247,017
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	38,000	38,926
4.80%, 03/15/2030	133,000	134,373
5.05%, 03/01/2035	71,000	69,907
Series AJ, 4.85%, 10/01/2052	174,000	150,694
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	108,503	107,949
Commonwealth Edison Co., 5.95%, 06/01/2055	71,000	71,171
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	68,000	62,379
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,083
6.15%, 11/15/2052	32,000	32,809
5.90%, 11/15/2053	101,000	100,476
Principal Amount		Value
Electric Utilities–(continued)
Constellation Energy Generation LLC,
6.13%, 01/15/2034	$46,000	$48,589
6.50%, 10/01/2053	43,000	45,075
5.75%, 03/15/2054	108,000	103,000
Duke Energy Carolinas LLC,
5.25%, 03/15/2035	198,000	199,032
5.35%, 01/15/2053	130,000	120,284
Duke Energy Corp.,
5.00%, 12/08/2027	27,000	27,332
4.85%, 01/05/2029	65,000	65,700
5.00%, 08/15/2052	126,000	106,517
6.45%, 09/01/2054(c)	93,000	94,180
Duke Energy Indiana LLC,
5.40%, 04/01/2053	89,000	82,232
5.90%, 05/15/2055	52,000	51,521
Electricite de France S.A. (France), 6.38%, 01/13/2055(b)	202,000	199,035
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	212,000	213,488
Entergy Corp., 7.13%, 12/01/2054(c)	167,000	171,155
Entergy Louisiana LLC,
5.15%, 09/15/2034	91,000	90,069
5.80%, 03/15/2055	103,000	99,958
Entergy Texas, Inc.,
5.25%, 04/15/2035	130,000	129,760
5.55%, 09/15/2054	73,000	67,677
Evergy Metro, Inc., 4.95%, 04/15/2033	45,000	44,291
Exelon Corp.,
5.13%, 03/15/2031	250,000	253,354
5.60%, 03/15/2053	140,000	130,243
5.88%, 03/15/2055	219,000	211,744
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	15,000	15,250
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	66,000	65,420
5.00%, 01/15/2035	72,000	70,234
Florida Power & Light Co., 5.80%, 03/15/2065	68,000	66,941
Georgia Power Co.,
4.65%, 05/16/2028	37,000	37,352
4.95%, 05/17/2033	78,000	77,442
MidAmerican Energy Co.,
5.35%, 01/15/2034	29,000	29,747
5.85%, 09/15/2054	66,000	65,824
5.30%, 02/01/2055	91,000	83,544
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	5,000	5,055
5.00%, 02/07/2031	106,000	107,617
5.80%, 01/15/2033	68,000	71,065
5.00%, 08/15/2034	171,000	168,537
7.13%, 09/15/2053(c)	480,000	497,284
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	113,000	113,363
5.00%, 07/15/2032	35,000	34,941
5.45%, 03/15/2035	252,000	251,964
6.75%, 06/15/2054(c)	70,000	71,747
6.38%, 08/15/2055(c)	82,000	82,307
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Northern States Power Co.,
5.05%, 05/15/2035	$183,000	$182,597
5.65%, 05/15/2055	77,000	74,744
Oglethorpe Power Corp. (An Electric Membership Corp.), 5.90%, 02/01/2055	43,000	41,473
Ohio Power Co., 5.65%, 06/01/2034	106,000	107,013
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	324,000	308,235
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	93,000	96,454
5.80%, 04/01/2055(b)	183,000	177,878
Pacific Gas and Electric Co.,
5.90%, 10/01/2054	64,000	57,391
6.15%, 03/01/2055	100,000	92,718
PacifiCorp,
5.10%, 02/15/2029	73,000	74,076
5.30%, 02/15/2031	68,000	69,152
5.45%, 02/15/2034	126,000	125,842
5.80%, 01/15/2055	95,000	88,927
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	30,000	30,240
5.15%, 05/15/2030	61,000	61,718
PPL Capital Funding, Inc., 5.25%, 09/01/2034	47,000	46,546
PSEG Power LLC, 5.20%, 05/15/2030(b)	97,000	97,973
Public Service Co. of Colorado, 5.25%, 04/01/2053	69,000	61,320
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	42,000	42,733
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	172,000	155,775
5.55%, 04/15/2054	131,000	121,710
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	1,947
Southern Co. (The),
5.70%, 10/15/2032	59,000	61,176
4.85%, 03/15/2035	117,000	112,642
Series B, 4.00%, 01/15/2051(c)	135,000	133,999
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	43,000	44,330
Southwestern Electric Power Co., 5.30%, 04/01/2033	61,000	60,348
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	41,000	41,334
Union Electric Co.,
5.20%, 04/01/2034	155,000	155,121
5.25%, 04/15/2035	137,000	137,380
5.13%, 03/15/2055	76,000	67,846
Virginia Electric & Power Co., 5.00%, 04/01/2033	68,000	67,629
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	134,000	133,995
5.00%, 07/31/2027(b)	40,000	39,908
4.38%, 05/01/2029(b)	8,000	7,739
7.75%, 10/15/2031(b)	313,000	332,081
6.88%, 04/15/2032(b)	77,000	80,154
6.95%, 10/15/2033(b)	129,000	139,124
6.00%, 04/15/2034(b)	77,000	78,143
5.70%, 12/30/2034(b)	95,000	94,697
Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc., 4.75%, 03/21/2028	$43,000	$43,229
		9,872,230
Electrical Components & Equipment–0.40%
EnerSys,
4.38%, 12/15/2027(b)	97,000	93,937
6.63%, 01/15/2032(b)	43,000	43,945
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	98,000	98,146
5.25%, 04/30/2032(b)	130,000	130,031
Regal Rexnord Corp.,
6.05%, 04/15/2028	61,000	62,644
6.30%, 02/15/2030	13,000	13,485
6.40%, 04/15/2033	291,000	301,276
		743,464
Electronic Components–0.25%
Amphenol Corp.,
5.00%, 01/15/2035	106,000	105,186
5.38%, 11/15/2054	59,000	56,318
Corning, Inc., 5.45%, 11/15/2079	259,000	225,906
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	93,000	82,677
		470,087
Electronic Equipment & Instruments–0.08%
Keysight Technologies, Inc., 5.35%, 07/30/2030	154,000	157,184
Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	137,000	138,557
Jabil, Inc., 3.00%, 01/15/2031	12,000	10,783
		149,340
Environmental & Facilities Services–0.38%
GFL Environmental, Inc.,
4.00%, 08/01/2028(b)	196,000	188,570
3.50%, 09/01/2028(b)	96,000	91,506
Republic Services, Inc.,
4.88%, 04/01/2029	5,000	5,084
5.00%, 12/15/2033	104,000	104,503
5.00%, 04/01/2034	2,000	2,003
Rollins, Inc., 5.25%, 02/24/2035(b)	61,000	60,549
Veralto Corp., 5.35%, 09/18/2028	112,000	114,999
Waste Management, Inc., 5.35%, 10/15/2054	145,000	137,265
		704,479
Financial Exchanges & Data–0.35%
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029	45,000	44,940
4.60%, 03/15/2033	69,000	67,941
4.95%, 06/15/2052	114,000	101,130
5.20%, 06/15/2062	145,000	131,237
Moody’s Corp., 5.25%, 07/15/2044	153,000	142,340
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$23,000	$23,610
5.55%, 02/15/2034	62,000	63,662
5.95%, 08/15/2053	21,000	20,865
6.10%, 06/28/2063	50,000	49,555
		645,280
Food Distributors–0.05%
Sysco Corp., 5.10%, 09/23/2030	87,000	88,257
Food Retail–0.07%
Kroger Co. (The), 5.65%, 09/15/2064	132,000	121,986
Forest Products–0.08%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	62,000	62,081
4.95%, 06/30/2032(b)	93,000	93,297
		155,378
Gas Utilities–0.47%
Atmos Energy Corp.,
5.90%, 11/15/2033	58,000	61,299
6.20%, 11/15/2053	47,000	49,248
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	100,000	100,716
Snam S.p.A. (Italy),
5.75%, 05/28/2035(b)	214,000	214,536
6.50%, 05/28/2055(b)	201,000	202,431
Southwest Gas Corp., 5.45%, 03/23/2028	30,000	30,603
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	69,000	72,128
7.75%, 05/01/2035(b)	122,000	128,580
		859,541
Gold–0.13%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	229,000	234,125
Health Care Distributors–0.45%
Cardinal Health, Inc., 5.45%, 02/15/2034	56,000	56,564
McKesson Corp.,
4.65%, 05/30/2030	240,000	240,402
4.95%, 05/30/2032	212,000	212,672
5.25%, 05/30/2035	317,000	317,862
		827,500
Health Care Equipment–0.16%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	5,981
Stryker Corp.,
4.25%, 09/11/2029	28,000	27,805
4.85%, 02/10/2030	87,000	87,919
5.20%, 02/10/2035	175,000	175,274
		296,979
Health Care Facilities–0.52%
Adventist Health System, 5.76%, 12/01/2034	61,000	60,220
Principal Amount		Value
Health Care Facilities–(continued)
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	$185,000	$100,237
Select Medical Corp., 6.25%, 12/01/2032(b)	87,000	86,298
Tenet Healthcare Corp.,
4.25%, 06/01/2029	192,000	184,500
6.75%, 05/15/2031	87,000	89,669
Universal Health Services, Inc.,
4.63%, 10/15/2029	66,000	64,698
5.05%, 10/15/2034	183,000	171,891
UPMC,
5.04%, 05/15/2033	147,000	144,789
5.38%, 05/15/2043	52,000	48,047
		950,349
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	38,000	36,095
5.63%, 05/15/2054	205,000	184,567
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(i)	147,000	141,294
Healthpeak OP LLC, 5.38%, 02/15/2035	71,000	70,300
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	12,000	10,151
		442,407
Health Care Services–1.32%
CommonSpirit Health,
5.32%, 12/01/2034	223,000	218,990
5.55%, 12/01/2054	74,000	67,529
Community Health Systems, Inc.,
5.63%, 03/15/2027(b)	43,000	42,398
5.25%, 05/15/2030(b)	63,000	56,788
4.75%, 02/15/2031(b)	42,000	35,986
CVS Health Corp.,
5.00%, 01/30/2029	98,000	98,683
5.25%, 01/30/2031	15,000	15,130
6.75%, 12/10/2054(c)	184,000	179,564
7.00%, 03/10/2055(c)	661,000	667,456
DaVita, Inc.,
6.88%, 09/01/2032(b)	47,000	47,775
6.75%, 07/15/2033(b)	50,000	50,551
HCA, Inc.,
5.45%, 09/15/2034	18,000	17,827
5.75%, 03/01/2035	162,000	163,338
5.90%, 06/01/2053	145,000	135,837
6.20%, 03/01/2055	69,000	67,416
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	203,397
5.85%, 05/08/2029	210,000	215,258
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	97,000	57,390
Quest Diagnostics, Inc., 6.40%, 11/30/2033	78,000	84,242
		2,425,555
Health Care Supplies–0.42%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	50,000	47,162
5.25%, 10/01/2029(b)	48,000	46,945
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Health Care Supplies–(continued)
Solventum Corp.,
5.40%, 03/01/2029	$128,000	$130,649
5.60%, 03/23/2034	223,000	224,999
5.90%, 04/30/2054	182,000	174,807
6.00%, 05/15/2064	147,000	140,380
		764,942
Home Improvement Retail–0.01%
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	8,000	7,510
5.80%, 09/15/2062	7,000	6,575
5.85%, 04/01/2063	7,000	6,633
		20,718
Homebuilding–0.05%
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	93,000	90,741
Hotel & Resort REITs–0.27%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	39,000	39,307
4.95%, 01/15/2035	93,000	88,595
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	93,000	94,657
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	101,000	92,435
Service Properties Trust,
5.50%, 12/15/2027	91,000	87,891
4.38%, 02/15/2030	125,000	100,907
		503,792
Hotels, Resorts & Cruise Lines–0.83%
Carnival Corp.,
5.75%, 03/01/2027(b)	58,000	58,181
5.88%, 06/15/2031(b)	579,000	579,709
6.13%, 02/15/2033(b)	111,000	111,344
Expedia Group, Inc., 5.40%, 02/15/2035	137,000	135,209
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	78,000	78,817
6.13%, 04/01/2032(b)	34,000	34,546
5.88%, 03/15/2033(b)	181,000	182,349
Marriott International, Inc., 5.30%, 05/15/2034	66,000	65,512
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	63,000	63,890
6.00%, 02/01/2033(b)	226,000	226,953
		1,536,510
Household Appliances–0.05%
Whirlpool Corp., 4.70%, 05/14/2032	100,000	91,938
Household Products–0.05%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	97,000	91,226
Housewares & Specialties–0.06%
Newell Brands, Inc.,
6.38%, 09/15/2027	15,000	15,077
6.38%, 05/15/2030	101,000	95,136
		110,213
Principal Amount		Value
Human Resource & Employment Services–0.11%
Paychex, Inc.,
5.10%, 04/15/2030	$124,000	$125,664
5.60%, 04/15/2035	71,000	72,226
		197,890
Independent Power Producers & Energy Traders–0.57%
AES Corp. (The),
5.80%, 03/15/2032	356,000	353,114
6.95%, 07/15/2055(c)	83,000	78,955
Calpine Corp., 5.13%, 03/15/2028(b)	140,000	138,871
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	213,764	211,305
Vistra Corp.,
7.00%(b)(c)(e)	92,000	93,632
8.00%(b)(c)(e)	44,000	45,185
Series C, 8.88%(b)(c)(e)	124,000	133,503
		1,054,565
Industrial Conglomerates–0.58%
Honeywell International, Inc.,
4.25%, 01/15/2029	61,000	60,754
4.88%, 09/01/2029	98,000	99,852
4.95%, 09/01/2031	158,000	160,768
5.00%, 02/15/2033	72,000	72,172
Siemens Funding B.V. (Netherlands),
4.35%, 05/26/2028(b)	260,000	260,647
4.60%, 05/28/2030(b)	200,000	200,467
5.20%, 05/28/2035(b)	210,000	210,932
		1,065,592
Industrial Machinery & Supplies & Components–0.46%
Enpro, Inc., 6.13%, 06/01/2033(b)	423,000	427,204
ESAB Corp., 6.25%, 04/15/2029(b)	136,000	138,462
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	73,000	73,938
5.40%, 08/14/2028	15,000	15,407
Nordson Corp.,
5.60%, 09/15/2028	21,000	21,530
5.80%, 09/15/2033	65,000	67,618
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	16,000	15,978
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	97,000	92,723
		852,860
Industrial REITs–0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	29,000	30,544
Insurance Brokers–0.46%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	137,000	140,215
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	34,000	34,592
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	21,000	21,177
5.00%, 02/15/2032	32,000	32,094
5.15%, 02/15/2035	68,000	66,957
5.55%, 02/15/2055	103,000	95,607
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Insurance Brokers–(continued)
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	$2,000	$2,142
HUB International Ltd., 7.25%, 06/15/2030(b)	133,000	138,592
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	125,000	127,967
6.25%, 11/01/2052	38,000	39,871
5.45%, 03/15/2053	39,000	36,756
5.70%, 09/15/2053	115,000	112,607
		848,577
Integrated Oil & Gas–1.29%
BP Capital Markets PLC, 6.13%(c)(e)	328,000	321,859
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	417,000	425,867
8.38%, 01/19/2036	84,000	80,005
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	217,000	215,280
Occidental Petroleum Corp.,
5.20%, 08/01/2029	26,000	25,843
5.38%, 01/01/2032	23,000	22,218
6.20%, 03/15/2040	250,000	233,269
4.63%, 06/15/2045	101,000	74,030
4.10%, 02/15/2047	136,000	90,071
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	250,000	249,282
5.38%, 06/02/2035(b)	298,000	297,601
6.38%, 06/02/2055(b)	340,000	333,664
		2,368,989
Integrated Telecommunication Services–2.62%
AT&T, Inc.,
5.40%, 02/15/2034	119,000	120,658
3.55%, 09/15/2055	1,657,000	1,096,450
6.05%, 08/15/2056	287,000	287,786
Bell Canada (Canada),
6.88%, 09/15/2055(c)	68,000	68,610
7.00%, 09/15/2055(c)	80,000	80,416
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	270,000	262,841
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	200,000	203,350
Level 3 Financing, Inc.,
10.50%, 04/15/2029(b)	17,000	19,168
11.00%, 11/15/2029(b)	32,000	36,341
10.50%, 05/15/2030(b)	32,000	35,080
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	93,000	93,939
7.72%, 06/04/2038	88,000	91,990
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	415,000	454,441
Verizon Communications, Inc.,
4.50%, 08/10/2033	1,417,000	1,358,531
5.25%, 04/02/2035	319,000	317,933
3.40%, 03/22/2041	21,000	15,883
3.00%, 11/20/2060	114,000	65,284
3.70%, 03/22/2061	65,000	43,827
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	152,000	162,450
		4,814,978
Principal Amount		Value
Interactive Media & Services–0.80%
Alphabet, Inc.,
5.25%, 05/15/2055	$115,000	$111,293
5.30%, 05/15/2065	121,000	115,950
Baidu, Inc. (China), 1.72%, 04/09/2026	210,000	205,070
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	5,000	4,377
Meta Platforms, Inc.,
4.30%, 08/15/2029	76,000	76,321
4.55%, 08/15/2031	47,000	47,169
4.75%, 08/15/2034	107,000	105,850
4.45%, 08/15/2052	211,000	174,623
5.40%, 08/15/2054	134,000	127,297
4.65%, 08/15/2062	168,000	138,673
5.75%, 05/15/2063	162,000	160,180
5.55%, 08/15/2064	221,000	211,634
		1,478,437
Internet Services & Infrastructure–0.08%
CoreWeave, Inc., 9.25%, 06/01/2030(b)	141,000	140,966
Investment Banking & Brokerage–3.05%
Blue Owl Technology Finance Corp., 6.75%, 04/04/2029	5,000	5,032
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	200,000	211,737
Charles Schwab Corp. (The),
Series G, 5.38%(c)(e)	156,000	156,000
Series K, 5.00%(c)(e)	94,000	93,706
Goldman Sachs Group, Inc. (The),
5.16% (SOFR + 0.81%), 03/09/2027(d)	10,000	10,011
5.46% (SOFR + 1.12%), 02/24/2028(d)	31,000	31,070
5.63% (SOFR + 1.29%), 04/23/2028(d)	166,000	167,082
5.73%, 04/25/2030(c)	77,000	79,602
5.05%, 07/23/2030(c)	117,000	118,031
4.69%, 10/23/2030(c)	93,000	92,702
5.21%, 01/28/2031(c)	142,000	144,043
5.22%, 04/23/2031(c)	340,000	345,046
5.85%, 04/25/2035(c)	133,000	136,922
5.33%, 07/23/2035(c)	145,000	143,829
5.54%, 01/28/2036(c)	421,000	424,143
4.80%, 07/08/2044	13,000	11,372
5.73%, 01/28/2056(c)	332,000	322,896
6.85%(c)(e)	247,000	249,658
Series T, 3.80%(c)(e)	13,000	12,793
Series W, 7.50%(c)(e)	303,000	317,626
Series X, 7.50%(c)(e)	254,000	265,149
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	25,000	24,125
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(c)	$39,000	$39,478
4.99%, 04/12/2029(c)	94,000	94,901
5.16%, 04/20/2029(c)	160,000	162,263
5.45%, 07/20/2029(c)	36,000	36,830
6.41%, 11/01/2029(c)	77,000	81,190
5.17%, 01/16/2030(c)	35,000	35,546
5.04%, 07/19/2030(c)	86,000	86,883
4.65%, 10/18/2030(c)	133,000	132,162
5.19%, 04/17/2031(c)	278,000	282,137
5.25%, 04/21/2034(c)	232,000	231,906
5.42%, 07/21/2034(c)	121,000	122,131
5.47%, 01/18/2035(c)	116,000	116,734
5.83%, 04/19/2035(c)	119,000	122,742
5.32%, 07/19/2035(c)	199,000	197,783
5.59%, 01/18/2036(c)	209,000	211,108
5.66%, 04/17/2036(c)	238,000	241,978
5.95%, 01/19/2038(c)	52,000	52,476
		5,610,823
IT Consulting & Other Services–0.27%
International Business Machines Corp.,
4.80%, 02/10/2030	422,000	425,964
5.70%, 02/10/2055	71,000	68,323
		494,287
Leisure Products–0.08%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	90,000	93,649
Brunswick Corp., 5.85%, 03/18/2029	48,000	48,782
		142,431
Life & Health Insurance–3.89%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	220,000	212,339
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	202,225
4.95%, 03/30/2035(b)	210,000	204,574
5.40%, 09/30/2054(b)	200,000	183,399
American National Global Funding, 5.55%, 01/28/2030(b)	69,000	69,991
American National Group, Inc., 5.00%, 06/15/2027	73,000	73,004
Athene Global Funding, 5.58%, 01/09/2029(b)	122,000	124,589
Athene Holding Ltd.,
6.15%, 04/03/2030	12,000	12,595
6.25%, 04/01/2054	100,000	95,659
6.63%, 05/19/2055	216,000	215,323
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	332,000	333,069
Corebridge Global Funding,
5.65% (SOFR + 1.30%), 09/25/2026(b)(d)	193,000	194,396
5.90%, 09/19/2028(b)	66,000	68,663
5.20%, 01/12/2029(b)	109,000	111,122
5.20%, 06/24/2029(b)	106,000	107,820
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)	211,000	209,960
Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	$1,080,000	$1,053,784
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	97,000	101,017
GA Global Funding Trust, 5.50%, 01/08/2029(b)	152,000	155,220
High Street Funding Trust III, 5.81%, 02/15/2055(b)	108,000	102,703
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	150,000	150,211
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	1,039,000	937,178
MetLife, Inc.,
5.00%, 07/15/2052	40,000	35,447
5.25%, 01/15/2054	224,000	205,785
Series G, 6.35%, 03/15/2055(c)	233,000	234,657
New York Life Global Funding, 4.55%, 01/28/2033(b)	152,000	147,172
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(c)	281,000	278,881
6.50%, 04/30/2055(b)(c)	200,000	203,138
Pacific Life Global Funding II, 4.96% (SOFR + 0.62%), 06/04/2026(b)(d)	45,000	45,094
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(b)	139,000	139,957
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	148,767
Prudential Financial, Inc., 5.20%, 03/14/2035	348,000	346,337
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	16,000	15,028
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(e)	443,000	433,368
		7,152,472
Managed Health Care–0.27%
Humana, Inc., 5.75%, 12/01/2028	36,000	37,173
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	38,000	37,559
5.30%, 02/15/2030	149,000	152,621
5.35%, 02/15/2033	193,000	194,831
4.50%, 04/15/2033	21,000	20,036
5.63%, 07/15/2054	62,000	57,988
		500,208
Marine Transportation–0.27%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	95,000	98,325
NCL Corp. Ltd., 6.75%, 02/01/2032(b)	3,000	3,002
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	398,000	403,485
		504,812
Metal, Glass & Plastic Containers–0.44%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	200,629
CROWN Americas LLC, 5.88%, 06/01/2033(b)	302,000	300,170
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Metal, Glass & Plastic Containers–(continued)
OI European Group B.V., 4.75%, 02/15/2030(b)	$50,000	$47,121
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	139,000	140,603
5.44%, 04/03/2034	128,000	128,231
		816,754
Movies & Entertainment–0.37%
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	331,000	332,862
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	103,000	91,921
Netflix, Inc., 5.40%, 08/15/2054	25,000	24,076
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	75,000	63,669
5.14%, 03/15/2052	111,000	71,998
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	95,000	88,377
		672,903
Multi-Family Residential REITs–0.26%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	30,000	29,867
5.30%, 12/07/2033	126,000	127,818
ERP Operating L.P., 4.95%, 06/15/2032	102,000	101,622
Mid-America Apartments L.P., 5.30%, 02/15/2032	174,000	177,735
UDR, Inc., 5.13%, 09/01/2034	44,000	42,906
		479,948
Multi-line Insurance–0.46%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	136,000	140,426
Allianz SE (Germany), 3.50%(b)(c)(e)	400,000	389,662
American International Group, Inc., 4.85%, 05/07/2030	72,000	72,321
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	238,000	237,718
		840,127
Multi-Utilities–1.24%
Ameren Illinois Co., 4.95%, 06/01/2033	70,000	69,836
Black Hills Corp., 6.15%, 05/15/2034	193,000	198,720
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	90,000	90,050
CMS Energy Corp., 6.50%, 06/01/2055(c)	100,000	98,935
Dominion Energy, Inc., 5.38%, 11/15/2032	175,000	176,991
DTE Electric Co.,
5.20%, 03/01/2034	68,000	68,268
5.85%, 05/15/2055	39,000	38,930
DTE Energy Co.,
4.95%, 07/01/2027	43,000	43,359
5.85%, 06/01/2034	39,000	40,213
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	205,000	208,782
5.63%, 04/10/2034(b)	200,000	202,638
5.88%, 04/10/2054(b)	205,000	195,845
Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$14,000	$14,274
5.35%, 04/01/2034	118,000	118,432
5.85%, 04/01/2055	92,000	88,967
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	134,000	140,534
Sempra,
6.88%, 10/01/2054(c)	144,000	140,754
6.55%, 04/01/2055(c)	185,000	173,562
6.63%, 04/01/2055(c)	139,000	131,142
WEC Energy Group, Inc., 4.75%, 01/15/2028	45,000	45,461
		2,285,693
Office REITs–0.49%
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	320,000	335,694
8.88%, 04/12/2029	190,000	202,512
Cousins Properties L.P.,
5.25%, 07/15/2030	223,000	224,508
5.38%, 02/15/2032	43,000	42,742
5.88%, 10/01/2034	103,000	103,988
		909,444
Oil & Gas Drilling–0.13%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	90,000	90,677
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	92,000	92,276
Transocean, Inc., 8.75%, 02/15/2030(b)	54,400	55,192
		238,145
Oil & Gas Exploration & Production–0.86%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	255,000	261,499
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	92,000	90,759
ConocoPhillips Co., 5.70%, 09/15/2063	55,000	50,714
Diamondback Energy, Inc.,
5.15%, 01/30/2030	65,000	65,804
5.90%, 04/18/2064	56,000	50,162
Expand Energy Corp., 5.38%, 03/15/2030	38,000	37,823
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	57,000	51,696
7.25%, 02/15/2035(b)	63,000	58,433
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(b)	90,000	89,036
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	132,095	134,248
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	251,295
Var Energi ASA (Norway),
5.88%, 05/22/2030(b)	200,000	202,368
6.50%, 05/22/2035(b)	200,000	202,058
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	28,000	27,967
		1,573,862
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.45%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	$210,000	$210,790
Phillips 66 Co., 5.30%, 06/30/2033	121,000	120,518
Raizen Fuels Finance S.A. (Brazil),
6.70%, 02/25/2037(b)	200,000	193,466
6.95%, 03/05/2054(b)	225,000	206,707
Sunoco L.P., 6.25%, 07/01/2033(b)	95,000	95,075
		826,556
Oil & Gas Storage & Transportation–4.10%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	289,000	295,409
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	135,000	120,985
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	59,000	54,462
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	44,000	50,658
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	114,000	116,321
7.63%, 01/15/2083(c)	129,000	133,875
Series NC5, 8.25%, 01/15/2084(c)	123,000	129,246
Energy Transfer L.P.,
5.55%, 02/15/2028	14,000	14,345
6.40%, 12/01/2030	14,000	14,889
5.55%, 05/15/2034	100,000	99,332
5.00%, 05/15/2050	117,000	94,675
5.95%, 05/15/2054	136,000	124,319
8.00%, 05/15/2054(c)	148,000	155,271
6.05%, 09/01/2054	181,000	167,492
7.13%, 10/01/2054(c)	450,000	453,889
Enterprise Products Operating LLC,
5.35%, 01/31/2033	17,000	17,338
4.20%, 01/31/2050	118,000	90,423
Series D, 6.88%, 03/01/2033	35,000	38,677
7.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	127,000	125,640
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	90,000	93,238
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	315,000	317,113
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	28,000	28,379
8.00%, 05/15/2033	63,000	63,981
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	205,412
6.13%, 02/23/2038(b)	200,000	203,499
6.51%, 02/23/2042(b)	200,000	204,693
6.10%, 08/23/2042(b)	200,000	196,665
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	81,000	83,889
Kinder Morgan, Inc.,
5.15%, 06/01/2030	58,000	58,564
7.80%, 08/01/2031	61,000	69,370
5.20%, 06/01/2033	7,000	6,911
5.85%, 06/01/2035	58,000	58,811
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
4.80%, 02/15/2029	$68,000	$68,246
4.70%, 04/15/2048	129,000	101,549
5.50%, 02/15/2049	177,000	155,617
4.95%, 03/14/2052	162,000	130,905
5.65%, 03/01/2053	20,000	17,729
NFE Financing LLC, 12.00%, 11/15/2029(b)	33,000	14,188
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	151,000	142,911
Northern Natural Gas Co.,
3.40%, 10/16/2051(b)	22,000	14,121
5.63%, 02/01/2054(b)	36,000	33,469
ONEOK Partners L.P., 6.85%, 10/15/2037	139,000	146,942
ONEOK, Inc.,
5.65%, 11/01/2028	21,000	21,621
4.40%, 10/15/2029	88,000	86,626
5.80%, 11/01/2030	14,000	14,505
6.35%, 01/15/2031	149,000	157,297
6.10%, 11/15/2032	43,000	44,749
6.05%, 09/01/2033	132,000	135,505
6.63%, 09/01/2053	189,000	190,793
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	16,000	15,137
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	90,000	91,569
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)	100,000	99,816
7.63%, 03/01/2055(b)(c)	177,000	178,829
South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034(b)	42,000	40,447
6.18%, 10/01/2054(b)	102,000	92,929
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	329,000	334,926
Targa Resources Corp.,
5.20%, 07/01/2027	61,000	61,599
5.50%, 02/15/2035	52,000	50,894
6.25%, 07/01/2052	126,000	120,468
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	199,000	212,884
9.88%, 02/01/2032(b)	254,000	270,376
9.00%(b)(c)(e)	132,000	124,627
Western Midstream Operating L.P.,
6.15%, 04/01/2033	88,000	89,941
5.45%, 11/15/2034	49,000	47,062
Williams Cos., Inc. (The),
5.30%, 08/15/2028	131,000	133,949
4.80%, 11/15/2029	65,000	65,383
4.65%, 08/15/2032	13,000	12,586
5.65%, 03/15/2033	16,000	16,392
5.80%, 11/15/2054	61,000	57,803
6.00%, 03/15/2055	63,000	61,263
		7,543,424
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Other Specialized REITs–0.16%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	$100,000	$103,383
4.50%, 02/15/2031(b)	99,000	92,859
6.25%, 01/15/2033(b)	93,000	93,947
		290,189
Other Specialty Retail–0.07%
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	91,000	93,018
Tractor Supply Co., 5.25%, 05/15/2033	37,000	36,944
		129,962
Packaged Foods & Meats–0.70%
J.M. Smucker Co. (The), 6.20%, 11/15/2033	63,000	66,907
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030(b)	63,000	59,481
4.38%, 01/31/2032(b)	102,000	94,170
Mars, Inc.,
4.80%, 03/01/2030(b)	118,000	118,779
5.00%, 03/01/2032(b)	106,000	106,405
5.20%, 03/01/2035(b)	289,000	288,025
5.65%, 05/01/2045(b)	55,000	53,989
5.70%, 05/01/2055(b)	212,000	205,816
5.80%, 05/01/2065(b)	145,000	140,786
McCormick & Co., Inc., 4.70%, 10/15/2034	79,000	75,052
The Campbell’s Company,
5.20%, 03/21/2029	2,000	2,036
5.25%, 10/13/2054	78,000	68,713
		1,280,159
Paper & Plastic Packaging Products & Materials–0.27%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)	98,000	98,687
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(b)	182,000	184,062
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	67,000	67,183
Sealed Air Corp.,
5.00%, 04/15/2029(b)	95,000	93,342
6.88%, 07/15/2033(b)	44,000	46,126
		489,400
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	5,000	4,579
Passenger Airlines–0.89%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	78,275	73,415
Series 2021-1, Class A, 2.88%, 07/11/2034	121,232	105,820
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	141,000	138,547
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	65,000	63,691
5.31%, 10/20/2031(b)	83,000	80,789
Principal Amount		Value
Passenger Airlines–(continued)
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	$84,724	$75,820
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	20,738	20,661
4.75%, 10/20/2028(b)	169,154	168,552
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	159,384	157,280
Series 2020-1, Class A, 5.88%, 10/15/2027	77,114	78,556
Series 2018-1, Class AA, 3.50%, 03/01/2030	95,921	89,982
Series 2019-1, Class A, 4.55%, 08/25/2031	124,506	114,880
Series 2019-1, Class AA, 4.15%, 08/25/2031	188,069	177,989
Series 24-A, 5.88%, 02/15/2037	148,694	145,972
Series AA, 5.45%, 02/15/2037	139,773	139,316
		1,631,270
Passenger Ground Transportation–0.06%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	10,000	10,192
Uber Technologies, Inc., 5.35%, 09/15/2054	107,000	97,243
		107,435
Personal Care Products–0.32%
Kenvue, Inc.,
5.05%, 03/22/2028	39,000	39,995
5.00%, 03/22/2030	77,000	78,869
4.90%, 03/22/2033	149,000	149,547
5.10%, 03/22/2043	61,000	57,683
5.20%, 03/22/2063	62,000	56,241
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	200,000	199,967
		582,302
Pharmaceuticals–0.72%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	65,000	64,392
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	119,000	121,286
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	27,000	25,928
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	4,000	4,243
6.25%, 11/15/2053	2,000	2,085
6.40%, 11/15/2063	3,000	3,162
Eli Lilly and Co.,
5.00%, 02/09/2054	2,000	1,816
5.10%, 02/09/2064	123,000	110,884
5.20%, 08/14/2064	51,000	46,999
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	86,000	89,124
Merck & Co., Inc., 5.15%, 05/17/2063	35,000	31,511
Novartis Capital Corp.,
4.00%, 09/18/2031	99,000	96,410
4.20%, 09/18/2034	132,000	125,036
4.70%, 09/18/2054	98,000	85,367
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	$6,000	$5,903
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	303,371
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	214,000	216,102
		1,333,619
Property & Casualty Insurance–0.20%
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	206,000	195,752
Markel Group, Inc., 6.00%(c)(e)	115,000	115,000
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	53,000	50,749
		361,501
Rail Transportation–0.51%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	167,000	155,161
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	118,000	117,639
Norfolk Southern Corp.,
5.05%, 08/01/2030	15,000	15,355
5.55%, 03/15/2034	71,000	73,066
5.10%, 05/01/2035	43,000	42,492
5.95%, 03/15/2064	93,000	92,507
TTX Co., 5.05%, 11/15/2034(b)	277,000	277,220
Union Pacific Corp., 5.15%, 01/20/2063	186,000	165,182
		938,622
Real Estate Development–0.32%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	85,000	90,974
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	84,000	89,191
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	268,000	296,030
6.88%, 07/15/2029	105,000	108,732
		584,927
Regional Banks–0.33%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	11,000	10,161
5.64%, 05/21/2037(c)	121,000	117,699
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)	30,000	29,959
Regions Financial Corp., 5.72%, 06/06/2030(c)	90,000	92,068
Synovus Financial Corp., 6.17%, 11/01/2030(c)	50,000	50,672
Truist Financial Corp., Series P, 4.95%(c)(e)	47,000	46,810
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)	253,000	255,168
		602,537
Reinsurance–0.42%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	75,000	75,984
Principal Amount		Value
Reinsurance–(continued)
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	$276,000	$265,330
3.13%, 06/15/2031(b)	13,000	11,325
4.70%, 10/15/2051(b)(c)	98,000	95,084
6.75%, 03/15/2054(b)	212,000	210,279
7.95%, 10/15/2054(b)(c)	117,000	120,320
		778,322
Renewable Electricity–0.09%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	131,000	129,612
Idaho Power Co., 5.20%, 08/15/2034	34,000	34,052
		163,664
Research & Consulting Services–0.02%
CACI International, Inc., 6.38%, 06/15/2033(b)	30,000	30,621
Restaurants–0.34%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	80,000	80,562
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	245,000	250,341
McDonald’s Corp., 4.95%, 03/03/2035	129,000	127,244
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	158,000	167,869
		626,016
Retail REITs–0.72%
Agree L.P.,
5.63%, 06/15/2034	65,000	65,570
5.60%, 06/15/2035	134,000	134,518
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	45,000	45,488
Kimco Realty OP LLC,
2.25%, 12/01/2031	11,000	9,374
4.85%, 03/01/2035	103,000	98,931
Kite Realty Group L.P.,
4.95%, 12/15/2031	62,000	61,193
5.50%, 03/01/2034	27,000	26,869
Kite Realty Group Trust, 4.75%, 09/15/2030	52,000	51,283
NNN REIT, Inc.,
5.60%, 10/15/2033	50,000	50,820
5.50%, 06/15/2034	58,000	58,094
Realty Income Corp.,
4.85%, 03/15/2030	13,000	13,114
5.63%, 10/13/2032	74,000	76,563
5.13%, 04/15/2035	55,000	54,393
5.38%, 09/01/2054	33,000	30,935
Regency Centers L.P.,
4.13%, 03/15/2028	66,000	65,651
5.00%, 07/15/2032	100,000	99,850
5.25%, 01/15/2034	66,000	66,093
5.10%, 01/15/2035	48,000	47,366
Simon Property Group L.P., 4.75%, 09/26/2034	280,000	267,668
		1,323,773
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Security & Alarm Services–0.10%
Brink’s Co. (The),
6.50%, 06/15/2029(b)	$85,000	$86,787
6.75%, 06/15/2032(b)	90,000	92,400
		179,187
Self-Storage REITs–1.09%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	63,000	62,564
5.41%, 09/12/2034	73,000	70,181
Extra Space Storage L.P.,
5.70%, 04/01/2028	22,000	22,621
2.55%, 06/01/2031	13,000	11,273
5.40%, 02/01/2034	133,000	132,288
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	36,000	35,322
Prologis L.P.,
4.88%, 06/15/2028	56,000	56,824
4.75%, 01/15/2031	274,000	274,957
4.63%, 01/15/2033	170,000	166,564
4.75%, 06/15/2033	173,000	169,742
5.13%, 01/15/2034	80,000	80,106
5.00%, 03/15/2034	274,000	270,065
5.00%, 01/31/2035	165,000	162,126
5.25%, 05/15/2035	199,000	197,973
5.25%, 03/15/2054	178,000	163,391
Public Storage Operating Co.,
5.13%, 01/15/2029	12,000	12,321
5.35%, 08/01/2053	120,000	112,245
		2,000,563
Semiconductors–1.10%
Broadcom, Inc., 4.30%, 11/15/2032	115,000	109,884
Foundry JV Holdco LLC,
5.50%, 01/25/2031(b)	200,000	202,729
5.88%, 01/25/2034(b)	451,000	452,498
6.25%, 01/25/2035(b)	333,000	342,872
6.20%, 01/25/2037(b)	200,000	204,649
6.30%, 01/25/2039(b)	200,000	205,618
Micron Technology, Inc.,
5.30%, 01/15/2031	70,000	70,458
2.70%, 04/15/2032	14,000	11,940
5.65%, 11/01/2032	106,000	107,747
6.05%, 11/01/2035	295,000	300,929
Skyworks Solutions, Inc., 3.00%, 06/01/2031	11,000	9,585
		2,018,909
Single-Family Residential REITs–0.24%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	140,000	139,474
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	185,000	185,931
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	7,000	6,499
4.88%, 02/01/2035	124,000	118,030
		449,934
Soft Drinks & Non-alcoholic Beverages–0.38%
Coca-Cola Co. (The), 5.40%, 05/13/2064	14,000	13,266
Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–(continued)
Coca-Cola FEMSA, S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	$299,000	$293,316
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	68,000	67,780
4.60%, 05/15/2030	236,000	234,992
5.15%, 05/15/2035	89,000	87,229
		696,583
Sovereign Debt–1.37%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	195,715
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	255,000	261,216
Dominican Republic International Bond (Dominican Republic),
6.95%, 03/15/2037(b)	325,000	326,463
7.15%, 02/24/2055(b)	240,000	235,716
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	200,584
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	84,000	82,803
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	305,000	305,148
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	190,000	194,314
5.88%, 01/30/2029(b)	124,000	123,597
7.13%, 01/17/2033(b)	150,000	152,395
5.75%, 03/24/2035(b)	220,000	197,758
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	255,000	244,787
		2,520,496
Specialized Consumer Services–0.54%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	149,000	139,543
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	457,000	455,742
5.63%, 04/28/2035(b)	400,000	400,266
		995,551
Specialized Finance–0.10%
Blackstone Private Credit Fund, 4.95%, 09/26/2027	50,000	49,485
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	132,000	137,006
		186,491
Specialty Chemicals–0.42%
Celanese US Holdings LLC, 7.20%, 11/15/2033	89,000	92,977
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	202,000	202,402
6.70%, 03/01/2036(b)	202,000	198,693
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	265,000	272,507
Wayfair LLC, 7.25%, 10/31/2029(b)	2,000	1,953
		768,532
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Steel–0.55%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	$129,000	$133,826
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	51,000	50,263
6.88%, 11/01/2029(b)	137,000	127,492
7.00%, 03/15/2032(b)	67,000	57,874
7.38%, 05/01/2033(b)	2,000	1,720
6.25%, 10/01/2040	25,000	18,201
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	201,051
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	212,000	212,440
5.75%, 05/07/2035(b)	217,000	217,581
		1,020,448
Systems Software–0.86%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	27,000	26,866
Oracle Corp.,
6.25%, 11/09/2032	284,000	303,312
4.90%, 02/06/2033	125,000	123,332
4.70%, 09/27/2034	217,000	207,067
6.90%, 11/09/2052	166,000	179,428
5.38%, 09/27/2054	254,000	225,451
6.00%, 08/03/2055	140,000	135,827
5.50%, 09/27/2064	190,000	167,492
6.13%, 08/03/2065	230,000	223,476
		1,592,251
Technology Hardware, Storage & Peripherals–0.28%
Apple, Inc., 4.10%, 08/08/2062	158,000	122,025
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	162,000	157,797
5.60%, 10/15/2054	237,000	221,372
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	12,000	8,431
		509,625
Telecom Tower REITs–0.05%
SBA Communications Corp., 3.13%, 02/01/2029	99,000	92,179
Tobacco–0.40%
B.A.T. Capital Corp. (United Kingdom),
6.00%, 02/20/2034	84,000	87,423
7.08%, 08/02/2043	20,000	21,644
Philip Morris International, Inc.,
4.88%, 02/13/2029	5,000	5,063
4.63%, 11/01/2029	41,000	41,154
5.63%, 11/17/2029	8,000	8,351
4.38%, 04/30/2030	120,000	118,590
5.13%, 02/13/2031	41,000	41,716
4.75%, 11/01/2031	51,000	50,897
5.75%, 11/17/2032	52,000	54,468
5.63%, 09/07/2033	20,000	20,679
4.90%, 11/01/2034	159,000	155,984
4.88%, 04/30/2035	140,000	135,466
		741,435
Trading Companies & Distributors–1.32%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)	1,208,000	1,210,019
Principal Amount		Value
Trading Companies & Distributors–(continued)
Air Lease Corp., Series B, 4.65%(c)(e)	$254,000	$250,479
Aircastle Ltd., 5.25%(b)(c)(e)	232,000	230,961
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	97,000	93,420
GATX Corp.,
5.50%, 06/15/2035	3,000	2,978
6.05%, 06/05/2054	5,000	4,873
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	181,000	182,502
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	203,525
5.13%, 07/17/2034(b)	252,000	253,880
		2,432,637
Transaction & Payment Processing Services–0.36%
Fiserv, Inc.,
5.38%, 08/21/2028	118,000	120,844
5.63%, 08/21/2033	146,000	148,681
5.45%, 03/15/2034	208,000	208,583
Mastercard, Inc., 4.85%, 03/09/2033	179,000	180,153
		658,261
Wireless Telecommunication Services–0.90%
Rogers Communications, Inc. (Canada),
7.00%, 04/15/2055(c)	105,000	105,866
7.13%, 04/15/2055(c)	73,000	73,143
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	825,000	828,776
T-Mobile USA, Inc.,
4.50%, 04/15/2050	111,000	89,615
5.65%, 01/15/2053	145,000	137,284
6.00%, 06/15/2054	4,000	3,982
5.88%, 11/15/2055	134,000	130,605
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	37,000	33,836
4.13%, 06/04/2081(c)	199,000	179,090
5.13%, 06/04/2081(c)	92,000	68,238
		1,650,435
Total U.S. Dollar Denominated Bonds & Notes (Cost $162,490,459)		161,764,498
U.S. Treasury Securities–5.73%
U.S. Treasury Bills–0.39%
4.11%, 05/14/2026(j)(k)	743,000	714,913
U.S. Treasury Bonds–2.07%
5.00%, 05/15/2045	250,500	253,083
4.63%, 02/15/2055	3,732,700	3,561,229
		3,814,312
U.S. Treasury Notes–3.27%
3.75%, 04/30/2027	1,802,200	1,796,779
3.75%, 05/15/2028	574,900	573,216
3.88%, 04/30/2030	1,023,100	1,019,183
4.00%, 04/30/2032	169,000	167,363
4.25%, 05/15/2035	2,484,200	2,456,447
		6,012,988
Total U.S. Treasury Securities (Cost $10,539,796)		10,542,213
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Shares		Value
Preferred Stocks–3.15%
Aerospace & Defense–0.07%
Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	$134,640
Diversified Banks–1.23%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,262,912
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	457,240
Investment Banking & Brokerage–1.42%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,600,742
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,013,200
		2,613,942
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	333,947
Total Preferred Stocks (Cost $5,982,089)		5,802,681
Principal Amount
Asset-Backed Securities–2.41%
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$364,004	357,833
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(l)	138,959	140,288
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	462,840	482,827
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	302,895	295,602
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	202,300	183,452
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	202,300	170,075
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	231,835	236,608
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	254,720	257,786
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	252,730	258,345
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	248,750	244,119
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	233,825	230,288
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	238,800	235,307
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	621,303	603,526
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	148,875	152,970
	Principal Amount		Value
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)		$258,000	$261,224
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)		308,000	315,897
Total Asset-Backed Securities (Cost $4,470,723)			4,426,147
Variable Rate Senior Loan Interests–0.87%(m)(n)
Automobile Manufacturers–0.01%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B, 7.08% (1 mo. Term SOFR + 2.75%), 01/15/2032		25,000	24,969
Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 11/30/2031		52,788	52,985
Passenger Airlines–0.12%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, —%, 05/07/2032(o)		213,100	214,254
Restaurants–0.19%
Raising Cane’s Restaurants LLC, Term Loan B, 6.33% (1 mo. Term SOFR + 2.00%), 09/10/2031		352,230	353,771
Wireless Telecommunication Services–0.52%
X Corp.,
Term Loan B, 9.50%, 10/27/2029		700,000	697,648
Term Loan B , 10.95% (3 mo. SOFR + 6.50%), 10/27/2029		261,331	259,135
			956,783
Total Variable Rate Senior Loan Interests (Cost $1,604,940)			1,602,762
Non-U.S. Dollar Denominated Bonds & Notes–0.13%(p)
Integrated Telecommunication Services–0.07%
Eutelsat S.A. (France), 9.75%, 04/13/2029(b)	EUR	100,000	119,459
Metal, Glass & Plastic Containers–0.06%
Ball Corp., 4.25%, 07/01/2032	EUR	100,000	115,560
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $220,357)			235,019

Options Purchased–0.03%
(Cost $62,436)(q)			52,514
TOTAL INVESTMENTS IN SECURITIES–100.27% (Cost $185,370,800)			184,425,834
OTHER ASSETS LESS LIABILITIES—(0.27)%			(490,543)
NET ASSETS–100.00%			$183,935,291
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $69,952,317, which represented 38.03% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $30,960, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Zero coupon bond issued at a discount.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2025.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	The table below details options purchased.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.
	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,804,678	$(11,804,678)	$-	$-	$-	$10,689
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	881
Invesco Treasury Portfolio, Institutional Class	-	21,922,974	(21,922,974)	-	-	-	19,651
Total	$-	$33,727,652	$(33,727,652)	$-	$-	$-	$31,221

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	08/29/2025	31	USD	600.00	USD	1,860,000	$52,514

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	146	September-2025	$30,285,875	$8,894	$8,894
U.S. Treasury 5 Year Notes	26	September-2025	2,812,875	2,028	2,028
U.S. Treasury 10 Year Notes	92	September-2025	10,189,000	67,162	67,162
U.S. Treasury Long Bonds	58	September-2025	6,541,312	84,180	84,180
U.S. Treasury Ultra Bonds	38	September-2025	4,410,375	75,634	75,634
Subtotal—Long Futures Contracts				237,898	237,898
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	133	September-2025	(14,968,734)	(109,344)	(109,344)
Total Futures Contracts				$128,554	$128,554

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2025	Barclays Bank PLC	EUR	91,000	USD	104,054	$335
07/31/2025	Canadian Imperial Bank of Commerce	EUR	150,000	USD	171,038	73
07/31/2025	State Street Bank & Trust Co.	EUR	25,000	USD	28,577	82
Subtotal—Appreciation						490
Currency Risk
07/31/2025	Canadian Imperial Bank of Commerce	EUR	200,000	USD	225,058	(2,895)
Total Forward Foreign Currency Contracts						$(2,405)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$160,796,360	$968,138	$161,764,498
U.S. Treasury Securities	—	10,542,213	—	10,542,213
Preferred Stocks	5,802,681	—	—	5,802,681
Asset-Backed Securities	—	4,426,147	—	4,426,147
Variable Rate Senior Loan Interests	—	1,602,762	—	1,602,762
Non-U.S. Dollar Denominated Bonds & Notes	—	235,019	—	235,019
Options Purchased	52,514	—	—	52,514
Total Investments in Securities	5,855,195	177,602,501	968,138	184,425,834
Other Investments - Assets*
Futures Contracts	237,898	—	—	237,898
Forward Foreign Currency Contracts	—	490	—	490
	237,898	490	—	238,388
Other Investments - Liabilities*
Futures Contracts	(109,344)	—	—	(109,344)
Forward Foreign Currency Contracts	—	(2,895)	—	(2,895)
	(109,344)	(2,895)	—	(112,239)
Total Other Investments	128,554	(2,405)	—	126,149
Total Investments	$5,983,749	$177,600,096	$968,138	$184,551,983

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
Invesco Bond Fund